Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying value of goodwill
	March 31, 2021	December 31, 2020
Cell Therapy	$112,347	$112,347
Degenerative Disease	3,610	3,610
Biobanking	7,347	7,347
	$123,304	$123,304

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2018	$112,347	$7,374	$10,921	$130,642
Adjustment(1)	—	—	(3,574)	(3,574)
Balance at December 31, 2019	$112,347	$7,374	$7,347	$127,068
Disposal of UltraMIST (Note 3)	—	(3,764)	—	(3,764)
Impairment	—	—	—	—
Balance at December 31, 2020	$112,347	$3,610	$7,347	$123,304

(1)      An adjustment was recorded to reflect a purchase price adjustment related to the fair value of contingent consideration.

Schedule of intangible assets net
	March 31, 2021	December 31, 2020	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less: Accumulated amortization
Developed technology	(4,492)	(4,203)
Customer relationships	(971)	(906)
Trade names & trademarks	(178)	(165)
Reacquired rights	(2,013)	(1,840)
	(7,654)	(7,114)
Amortizable intangible assets, net	16,339	16,879

Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite
	$124,839	$125,379

	December 31, 2020	December 31, 2019	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
Composite assets	—	17,550	9 – 10 years
	23,993	41,543
Less: Accumulated amortization
Developed technology	(4,203)	(3,030)
Customer relationships	(906)	(641)
Trade names & trademarks	(165)	(107)
Reacquired rights	(1,840)	(1,108)
Composite assets	—	(3,088)
	(7,114)	(7,974)
Amortizable intangible assets, net	16,879	33,569

Non-amortized intangible assets
Acquired IPR&D product rights	108,500	237,900	indefinite
	$125,379	$271,469

Schedule of five succeeding years related to intangible assets
2021	$2,193
2022	2,193
2023	2,193
2024	1,784
2025	1,493